Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Authorized, Issued and Outstanding Share Capital

As of December 31, 2024 and 2023, the authorized, issued and outstanding share capital was as follows:

	As of December 31, 2024			As of December 31, 2023
(in thousands, except per share amounts)	Shares Authorized	Shares Issued	Shares Outstanding	Shares Authorized	Shares Issued	Shares Outstanding	Liquidation Preference Per Share
Non-Voting Ordinary Shares	—	—	—	78,000,000	—	—	$—
Ordinary Shares	1,329,120,000	320,121,800	314,950,576	1,040,000,000	94,165,344	94,165,344	$—
Special Shares	156,000,000	127,771,124	127,771,124	156,000,000	127,771,124	127,771,124	$—
Preference Shares	—	—	—	26,000,000	3,319,420	3,319,420	$0.38
Series C Preference Shares	—	—	—	185,120,000	184,267,200	184,267,200	$7.69

Summary of Dividend Declared and Paid Per Share

Dividends declared and paid per share for the years ended December 31, 2024, 2023 and 2022, are presented in the table below. All dividends were declared and paid prior to the IPO and reflect the classes of shares outstanding at the time of the respective dividends.

	Year Ended December 31,
	2024	2023	2022
(in USD)
Ordinary Shares	$0.08	$0.22	$0.21
Special Shares	$0.08	$0.22	$0.21
Preference Shares	$0.35	$0.22	$0.21
Series C Preference Shares	$0.16	$0.46	$0.46